CONSOLIDATED STATEMENT OF COMPREHENSIVE OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Change in unrealized gains and losses of available-for-sale securities, tax provision (benefits)	$ (884)	$ 576	$ (1,852)